Financial risk management - Additional Information (Detail) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 EUR (€) interest_cap	Dec. 31, 2022 EUR (€) interest_cap	Dec. 19, 2022 EUR (€)
Fair Value Measurement Input
Disclosure of Financial Risk Management [Line Items]
Percentage of reasonably possible decrease in unobservable input, entity's own equity instruments	40.00%
Percentage of reasonably possible increase in unobservable input, entity's own equity instruments	40.00%
Later than one year | Renewed facility
Disclosure of Financial Risk Management [Line Items]
Debt instrument, term	4 years	5 years
Interest rate risk | Interest Rate Cap
Disclosure of Financial Risk Management [Line Items]
Derivative instrument coverage of variable loan principal outstanding (percent)	0.74%	0.65%
Interest rate risk | Interest Rate Cap | Bottom of range
Disclosure of Financial Risk Management [Line Items]
Derivative instrument strike price percentage	0.015%
Derivative instrument mitigation risk percentage	0.65%	0.65%
Interest rate risk | Interest Rate Cap | Top of range
Disclosure of Financial Risk Management [Line Items]
Derivative instrument strike price percentage	0.0343%
Derivative instrument mitigation risk percentage	0.75%	0.85%
Interest Rate Cap
Disclosure of Financial Risk Management [Line Items]
Number of derivative instruments | interest_cap	2
Notional amount			€ 237,458
Interest Rate Cap | 2027
Disclosure of Financial Risk Management [Line Items]
Notional amount	€ 237,458
Interest Rate Cap | 2026
Disclosure of Financial Risk Management [Line Items]
Number of derivative instruments | interest_cap		2
Notional amount		€ 181,487